Schedule of Accrued Liabilities (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued payroll		$ 564,740	$ 441,646
Royalties		105,319
Accrued interest		39,808
Accrued property tax		99,707	50,508
Other		6,240	100
Total accrued liabilities	$ 858,412	$ 815,814	$ 492,254